Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Regulatory Capital [Abstract]
Minimum Tier 1 capital ratio (in hundredths)	8.00%	8.00%
Minimum total risk based capital ratio (in hundredths)	12.00%	12.00%
Actual [Abstract]
Total capital (to risk-weighted assets)	$ 211,222	$ 199,098	$ 174,144
Tier I capital (to risk-weighted assets)	197,060	184,542	158,994
Tier I capital (to average assets)	197,060	184,542	158,994
State of Wisconsin (to total assets)	197,060	184,542	158,994
Total capital (to risk-weighted assets) (in hundredths)	18.87%	17.34%	14.58%
Tier I capital (to risk-weighted assets) (in hundredths)	17.60%	16.07%	13.31%
Tier I capital (to average assets) (in hundredths)	12.17%	11.13%	9.16%
State of Wisconsin (to total assets) (in hundredths)	12.10%	11.15%	9.31%
For Capital Adequacy Purposes [Abstract]
Total capital (to risk-weighted assets)	89,555	91,844	95,579
Tier I capital (to risk-weighted assets)	44,777	45,922	47,790
Tier I capital (to average assets)	64,771	66,312	69,447
State of Wisconsin (to total assets)	97,710	99,305	102,463
Total capital (to risk-weighted assets) (in hundredths)	8.00%	8.00%	8.00%
Tier I capital (to risk-weighted assets) (in hundredths)	4.00%	4.00%	4.00%
Tier I capital (to average assets) (in hundredths)	4.00%	4.00%	4.00%
State of Wisconsin (to total assets) (in hundredths)	6.00%	6.00%	6.00%
To Be Well-Capitalized Under Prompt Corrective Action Provisions [Abstract]
Total capital (to risk-weighted assets)	111,943	114,806	119,474
Tier I capital (to risk-weighted assets)	67,166	68,883	71,684
Tier I capital (to average assets)	$ 80,964	$ 82,890	$ 86,808
Total capital (to risk-weighted assets) (in hundredths)	10.00%	10.00%	10.00%
Tier I capital (to risk-weighted assets) (in hundredths)	6.00%	6.00%	6.00%
Tier I capital (to average assets) (in hundredths)	5.00%	5.00%	5.00%